Employee Benefits Plan - Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive loss (income) before taxation	$ (53)	$ 104
Other Post Employment Benefits [Member]
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive loss (income) before taxation	(4)	7
Material defined benefit plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	532	(487)
Due to demographic assumption changes	(57)	(12)
Due to experience	(3)	(10)
Return on plan assets greater than discount rate	(424)	510
Change in irrecoverable surplus other than interest		(102)
Total recognized in other comprehensive loss (income) before taxation	48	(101)
Balance of actuarial losses (gains) at January 1	1,026	1,025
Net actuarial losses (gains) recognized in the year	48	1
Balance of actuarial losses (gains) at December 31	1,074	1,026
Balance of asset ceiling at January 1	312	406
Interest cost on irrecoverable surplus		8
Effects of the asset ceiling in the year		(102)
Balance of asset ceiling at December 31	312	312
Total accumulated comprehensive loss (income) at December 31	1,386	1,338
Material defined benefit plans [Member] | Discontinued operations [member]
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive loss (income) before taxation		(20)
Material defined benefit plans [Member] | Continuing Operations [member]
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive loss (income) before taxation	48	(81)
Material defined benefit plans [Member] | Funded Plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	497	(460)
Due to demographic assumption changes	(52)	(9)
Due to experience	(1)	(9)
Return on plan assets greater than discount rate	(424)	510
Change in irrecoverable surplus other than interest		(102)
Total recognized in other comprehensive loss (income) before taxation	20	(70)
Balance of actuarial losses (gains) at January 1	1,059	1,027
Net actuarial losses (gains) recognized in the year	20	32
Balance of actuarial losses (gains) at December 31	1,079	1,059
Balance of asset ceiling at January 1	312	406
Interest cost on irrecoverable surplus		8
Effects of the asset ceiling in the year		(102)
Balance of asset ceiling at December 31	312	312
Total accumulated comprehensive loss (income) at December 31	1,391	1,371
Material defined benefit plans [Member] | Funded Plans [Member] | Discontinued operations [member]
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive loss (income) before taxation		(20)
Material defined benefit plans [Member] | Funded Plans [Member] | Continuing Operations [member]
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive loss (income) before taxation	20	(50)
Material defined benefit plans [Member] | Unfunded Plans [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	27	(20)
Due to demographic assumption changes	(4)	(1)
Due to experience	4	(3)
Total recognized in other comprehensive loss (income) before taxation	27	(24)
Balance of actuarial losses (gains) at January 1	55	79
Net actuarial losses (gains) recognized in the year	27	(24)
Balance of actuarial losses (gains) at December 31	82	55
Total accumulated comprehensive loss (income) at December 31	82	55
Material defined benefit plans [Member] | Unfunded Plans [Member] | Continuing Operations [member]
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive loss (income) before taxation	27	(24)
Material defined benefit plans [Member] | Other Post Employment Benefits [Member]
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	8	(7)
Due to demographic assumption changes	(1)	(2)
Due to experience	(6)	2
Total recognized in other comprehensive loss (income) before taxation	1	(7)
Balance of actuarial losses (gains) at January 1	(88)	(81)
Net actuarial losses (gains) recognized in the year	1	(7)
Balance of actuarial losses (gains) at December 31	(87)	(88)
Total accumulated comprehensive loss (income) at December 31	(87)	(88)
Material defined benefit plans [Member] | Other Post Employment Benefits [Member] | Continuing Operations [member]
Remeasurement losses (gains) on defined benefit obligation:
Total recognized in other comprehensive loss (income) before taxation	$ 1	$ (7)